UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Income Fund

Semiannual report 11/30/17

A message to shareholders

Dear shareholder,

The divergent performance of bond markets over the latter half of 2017 highlights the need for a diversified approach to fixed income. Credit-sensitive sectors, including high-yield bonds and emerging-market debt, posted gains as investors grew increasingly optimistic about the economic outlook both in the United States and globally, particularly after the passage of sweeping tax reform in the U.S. Segments of the market more sensitive to interest-rate changes, meanwhile, posted muted gains or even losses, as was the case with certain U.S. Treasury securities. The pressures driving these markets could persist for some time: The U.S. Federal Reserve (Fed) continued to gradually normalize interest rates on the back of an improving economy, and that trend is expected to continue into 2018 under new Fed Chairman Jerome Powell.

Environments like these can be challenging for investors: The relative safety offered by high-quality bonds is often tested when rates rise, while the credit segments of the market can be more susceptible to economic volatility. Although there are no easy answers for income-seeking investors, your best resource, as always, is your financial advisor, who can help position your portfolio so that it is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the road.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
32	Financial statements
36	Financial highlights
46	Notes to financial statements
58	Continuation of investment advisory and subadvisory agreements
64	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/17 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Higher-yielding fixed-income assets outperformed

A favorable investment backdrop fueled positive relative performance for investment-grade corporates, high-yield bonds, and emerging-market debt.

The fund outpaced its benchmark

The fund finished ahead of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which is primarily allocated to U.S. Treasuries and agency mortgage-backed securities.

Diversified sources aided return

The fund's asset allocation, security selection, and duration positioning played a role in its strong showing relative to the benchmark during the period.

PORTFOLIO COMPOSITION AS OF 11/30/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and extended settlement risk. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Daniel S. Janis III, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Daniel S. Janis III
Portfolio Manager
John Hancock Asset Management

Can you describe the market environment during the six months ended November 30, 2017?

The period brought a divergence in returns among market segments with above-average economic sensitivity versus those more dependent on the direction of interest rates. The former group—which includes investment-grade corporates and high-yield bonds—produced healthy returns in excess of the 0.68% gain for the fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which also includes government securities. The positive relative performance of credit-related categories reflected the supportive investment backdrop of accelerating growth, falling unemployment, and robust demand for higher-yielding investments. Corporate issues were further aided by strong underlying profit growth and the concurrent improvement in the default outlook. Emerging-market bonds also performed well amid the strengthening prospects for the global economy, together with firm commodity prices and the progress toward reform taking place in many countries within the asset class.

Conversely, the more interest-rate-sensitive areas of the market—particularly U.S. Treasuries—lagged due in part to expectations that the U.S. Federal Reserve (Fed) would continue to tighten monetary policy. The Fed raised interest rates by a quarter point in June, and raised them by another quarter point after the period ended in December. Additionally, the consensus expectation was calling for several additional quarter-point hikes before the end of 2018. The Fed also began reducing the size of its balance sheet, which it had built up as a result of the stimulative quantitative easing policy that was in place from 2008 to 2013. These developments pressured performance across the U.S. Treasury yield curve, with falling prices for all but the 30-year bond.

What aspects of your positioning helped and hurt performance?

The fund's Class A shares returned 1.52% (excluding sales charges) and outpaced the benchmark. The excess return relative to the index was generated largely through multiple elements of its positioning, including asset allocation, security selection, and duration management. However, certain currency strategies were modest detractors.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       4

"The period brought a divergence in returns among market segments with above-average economic sensitivity versus those more dependent on the direction of interest rates."

Looking first at allocation, we added value from holding positions in both high-yield and emerging-market bonds. We believed these areas could outperform on the strength of their above-average yields and ability to benefit from improving global growth, and that indeed proved to be the case during the past six months.

A weighting in convertible bonds (securities that can be exchanged for equity shares after a specified period of time) was an additional plus by providing exposure to the strong rally in the stock market. The index does not hold any convertible securities. The fund's positioning in the investment-grade portfolio also added value. We emphasized corporates and commercial mortgage-backed securities, both of which outperformed, and the fund had significant underweights in U.S. Treasuries and agency mortgage-backed securities (MBS). Treasuries and MBS make up nearly two-thirds of the benchmark, and the fund had a zero weighting in Treasuries and minimal exposure MBS. This positioning added to relative performance by helping the fund sidestep the weaker returns of these market segments.

Security selection was also a plus, led by the fund's holdings in high yield. Selection in asset-backed securities made an additional contribution, but this was outweighed by weaker results in investment-grade corporates. In the latter group, the shortfall was primarily the result of our below-average weighting in lower-rated securities that outpaced the broader category.

Our decision to keep the portfolio's duration (interest-rate sensitivity) below that of the benchmark

COUNTRY COMPOSITION AS OF 11/30/17 (%)

United States	66.5
Canada	6.7
Mexico	5.7
Australia	3.6
New Zealand	3.3
Philippines	2.8
Indonesia	2.8
Singapore	2.5
Norway	1.3
Other countries	4.8
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       5

"The investment backdrop remained supportive for the credit sectors at the end of the period, with positive economic trends and continued investor demand for higher-yielding assets."
aided results at a time of rising yields on government bonds. The fund had a duration of 2.27 years at the end of November, which compared to the index duration of 6.00 years.
The fund lost some ground on the currency front due to positioning in the Australian and New Zealand dollars, which it achieved through the use of currency derivatives. However, we made up for some of the shortfall by removing the fund's hedges on the Mexican peso when the currency fell sharply following the U.S. elections. This decision provided exposure to the peso in its subsequent rebound, which offset some of the impact from Australia and New Zealand currency positioning. We continue to look for opportunities in non- U.S. dollar assets on the belief that they may help augment returns if, as we expect, the U.S. dollar remains in a longer-term downtrend.

QUALITY COMPOSITION AS OF 11/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       6

What was your view regarding market conditions at the close of the period?

The investment backdrop remained supportive for the credit sectors at the end of the period, with positive economic trends and continued investor demand for higher-yielding assets. However, we were mindful of the potential risks given that yield spreads (versus U.S. Treasuries) had fallen to the low end of the historical range in multiple segments of the market.

Our response to this set of circumstances was to adopt a more defensive posture. We retained a focus on the credit sectors on the belief that higher-yielding investments are likely to offer a return advantage in an environment characterized by low absolute yields and accelerating economic growth. At the same time, we were highly selective in adding new holdings given that sector, quality, and issuer selection have become even more important factors in portfolio performance than they were earlier in the credit cycle.

This thinking led us to rotate a somewhat larger portion of the fund's position in investment-grade corporates into term loans, which are higher in corporations' capital structures and typically offer adjustable-rate yields that ratchet upward when interest rates are rising. In the emerging markets, we continued to emphasize higher-quality countries with compelling relative values and fundamental drivers for outperformance, such as Mexico, Indonesia, and the Philippines. More recently, our credit research led us to boost the fund's weightings in India and Colombia. We also sought to manage interest-rate risk by maintaining a relatively low duration over the course of the period. We believe this fairly conservative approach—rather than one that seeks to take on added risks in pursuit of higher yields—is the most prudent strategy at this stage of the cycle.

MANAGED BY

Daniel S. Janis III On the fund since 1999 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986

The views expressed in this report are exclusively those of Daniel S. Janis III, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-17	as of 11-30-17
Class A	0.24	2.08	5.18	-2.55	10.83	65.69	2.54	2.53
Class B	-1.24	1.84	5.02	-3.83	9.56	63.15	1.95	1.94
Class C	2.76	2.20	4.87	0.17	11.49	60.89	1.95	1.94
Class I2	4.81	3.24	5.96	1.67	17.30	78.47	2.94	2.93
Class R1[2]	4.12	2.57	5.27	1.34	13.55	67.11	2.29	2.28
Class R2[2,3]	4.39	2.86	5.59	1.47	15.14	72.33	2.57	2.56
Class R3[2,3]	4.22	2.67	5.41	1.39	14.10	69.38	2.38	2.37
Class R4[2,3]	4.64	3.07	5.72	1.60	16.31	74.43	2.79	2.69
Class R5[2,3]	4.86	3.29	5.93	1.70	17.55	77.83	2.98	2.97
Class R6[2,3]	5.08	3.38	5.91	1.89	18.11	77.56	3.04	3.03
Index†	3.21	1.98	3.99	0.68	10.29	47.84	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	0.81	1.51	1.51	0.50	1.16	0.91	1.06	0.76	0.46	0.41
Net (%)	0.81	1.51	1.51	0.50	1.16	0.91	1.06	0.66	0.46	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-07	16,315	16,315	14,784
Class C4	11-30-07	16,089	16,089	14,784
Class I2	11-30-07	17,847	17,847	14,784
Class R1[2]	11-30-07	16,711	16,711	14,784
Class R2[2,3]	11-30-07	17,233	17,233	14,784
Class R3[2,3]	11-30-07	16,938	16,938	14,784
Class R4[2,3]	11-30-07	17,443	17,443	14,784
Class R5[2,3]	11-30-07	17,783	17,783	14,784
Class R6[2,3]	11-30-07	17,756	17,756	14,784

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class R2 shares were first offered on 3-1-12; Class R3, Class R4, and Class R5 shares were first offered on 5-21-09; Class R6 shares were first offered 9-1-11. Returns prior to these dates are those of Class A shares except they do not include sales charges, and have not been adjusted for class-specific expenses; otherwise returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2017, with the same investment held until November 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2017, with the same investment held until November 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2017	Ending value on 11-30-2017	Expenses paid during period ended 11-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,015.20	$3.99	0.79%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	4.00	0.79%
Class B	Actual expenses/actual returns	1,000.00	1,011.70	7.51	1.49%
	Hypothetical example for comparison purposes	1,000.00	1,017.60	7.54	1.49%
Class C	Actual expenses/actual returns	1,000.00	1,011.70	7.51	1.49%
	Hypothetical example for comparison purposes	1,000.00	1,017.60	7.54	1.49%
Class I	Actual expenses/actual returns	1,000.00	1,016.70	2.48	0.49%
	Hypothetical example for comparison purposes	1,000.00	1,022.60	2.48	0.49%
Class R1	Actual expenses/actual returns	1,000.00	1,013.40	5.75	1.14%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.77	1.14%
Class R2	Actual expenses/actual returns	1,000.00	1,014.70	4.44	0.88%
	Hypothetical example for comparison purposes	1,000.00	1,020.70	4.46	0.88%
Class R3	Actual expenses/actual returns	1,000.00	1,013.90	5.25	1.04%
	Hypothetical example for comparison purposes	1,000.00	1,019.90	5.27	1.04%
Class R4	Actual expenses/actual returns	1,000.00	1,016.00	3.23	0.64%
	Hypothetical example for comparison purposes	1,000.00	1,021.90	3.24	0.64%
Class R5	Actual expenses/actual returns	1,000.00	1,017.00	2.22	0.44%
	Hypothetical example for comparison purposes	1,000.00	1,022.90	2.23	0.44%
Class R6	Actual expenses/actual returns	1,000.00	1,018.90	1.92	0.38%
	Hypothetical example for comparison purposes	1,000.00	1,023.20	1.93	0.38%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       11

Fund’s investments

AS OF 11-30-17 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 24.0%					$1,061,453,834
(Cost $1,107,226,259)
Australia 3.3%					147,138,566
Commonwealth of Australia	5.750	07-15-22	AUD	6,220,000	5,457,878
New South Wales Treasury Corp.	4.000	04-08-21	AUD	7,875,000	6,317,926
New South Wales Treasury Corp.	6.000	05-01-20	AUD	39,410,000	32,620,091
New South Wales Treasury Corp.	6.000	03-01-22	AUD	10,615,000	9,254,358
Queensland Treasury Corp. (A)	4.000	06-21-19	AUD	21,440,000	16,738,143
Queensland Treasury Corp.	5.500	06-21-21	AUD	29,595,000	24,893,117
Queensland Treasury Corp.	6.000	07-21-22	AUD	22,080,000	19,358,004
Queensland Treasury Corp.	6.250	02-21-20	AUD	24,490,000	20,218,877
Western Australian Treasury Corp.	2.500	07-23-24	AUD	16,500,000	12,280,172
Brazil 0.5%					22,178,272
Federative Republic of Brazil	10.000	01-01-18	BRL	36,245,000	11,547,268
Federative Republic of Brazil	10.000	01-01-23	BRL	33,340,000	10,631,004
Canada 4.9%					218,287,916
Canada Housing Trust No. 1 (A)	1.250	12-15-20	CAD	13,170,000	10,068,060
Canada Housing Trust No. 1 (A)	1.700	12-15-17	CAD	16,080,000	12,466,035
Canada Housing Trust No. 1 (A)	3.350	12-15-20	CAD	12,430,000	10,097,286
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,700,186
Export Development Canada	3.500	02-20-18	NZD	13,405,000	9,189,950
Export Development Canada	4.875	01-24-19	NZD	13,715,000	9,654,209
Government of Canada	0.500	08-01-18	CAD	56,700,000	43,759,361
Government of Canada	1.250	03-01-18	CAD	24,805,000	19,238,559
Government of Canada	1.250	11-01-19	CAD	56,970,000	44,000,896
Government of Canada	1.750	09-01-19	CAD	42,235,000	32,921,792
Province of Ontario	4.200	06-02-20	CAD	17,485,000	14,370,999
Province of Ontario	4.400	06-02-19	CAD	12,157,000	9,820,583
Colombia 0.5%					23,446,219
Republic of Colombia	4.500	01-28-26		11,740,000	12,550,060
Republic of Colombia	7.000	09-11-19	COP	31,714,000,000	10,896,159
Finland 0.1%					5,164,330
Nordic Investment Bank	1.375	07-15-20	NOK	42,390,000	5,164,330
Indonesia 2.5%					111,454,927
Republic of Indonesia (A)	2.150	07-18-24	EUR	5,440,000	6,749,456
Republic of Indonesia	7.000	05-15-22	IDR	294,481,000,000	22,516,911
Republic of Indonesia	7.000	05-15-27	IDR	179,050,000,000	13,674,305
Republic of Indonesia	7.500	08-15-32	IDR	52,218,000,000	4,005,355
Republic of Indonesia	8.250	07-15-21	IDR	245,828,000,000	19,430,099
Republic of Indonesia	8.375	03-15-24	IDR	107,340,000,000	8,727,783
Republic of Indonesia	8.375	09-15-26	IDR	221,916,000,000	18,298,160
Republic of Indonesia	8.750	05-15-31	IDR	143,811,000,000	12,184,490

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 12

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	9.000	03-15-29	IDR	68,320,000,000	$5,868,368
Malaysia 0.6%					28,474,823
Malaysia Government Bond	3.844	04-15-33	MYR	25,715,000	5,848,872
Malaysia Government Bond	4.059	09-30-24	MYR	91,830,000	22,625,951
Mexico 2.8%					121,640,292
Government of Mexico	4.600	01-23-46		7,247,000	7,228,883
Government of Mexico	4.750	06-14-18	MXN	161,760,000	8,560,147
Government of Mexico	6.500	06-10-21	MXN	334,600,000	17,602,314
Government of Mexico	7.750	05-29-31	MXN	273,582,000	15,140,774
Government of Mexico	8.000	06-11-20	MXN	212,300,000	11,628,501
Government of Mexico	8.000	12-07-23	MXN	310,720,000	17,353,326
Government of Mexico	8.500	12-13-18	MXN	199,239,000	10,818,692
Government of Mexico	10.000	12-05-24	MXN	537,113,000	33,307,655
New Zealand 3.3%					143,994,417
Dominion of New Zealand	3.000	04-15-20	NZD	44,655,000	31,084,966
Dominion of New Zealand	5.000	03-15-19	NZD	46,480,000	33,006,703
Dominion of New Zealand	5.500	04-15-23	NZD	8,400,000	6,652,169
Dominion of New Zealand	6.000	12-15-17	NZD	20,185,000	13,813,774
Dominion of New Zealand	6.000	05-15-21	NZD	48,140,000	37,202,124
New Zealand Local Government
Funding Agency	5.000	03-15-19	NZD	15,900,000	11,251,852
New Zealand Local Government
Funding Agency	6.000	12-15-17	NZD	16,049,000	10,982,829
Norway 1.3%					55,825,883
Government of Norway (A)	3.750	05-25-21	NOK	147,555,000	19,487,256
Government of Norway (A)	4.500	05-22-19	NOK	285,721,000	36,338,627
Philippines 1.9%					82,201,543
Republic of Philippines	3.375	08-20-20	PHP	580,000,000	11,263,979
Republic of Philippines	3.500	03-20-21	PHP	200,160,000	3,877,031
Republic of Philippines	3.500	04-21-23	PHP	567,450,000	10,624,705
Republic of Philippines	4.625	09-09-40	PHP	29,167,000	521,768
Republic of Philippines	4.950	01-15-21	PHP	364,760,000	7,484,257
Republic of Philippines	5.875	12-16-20	PHP	609,320,800	12,668,163
Republic of Philippines	6.250	01-14-36	PHP	252,000,000	5,666,691
Republic of Philippines	6.500	04-28-21	PHP	678,000,000	14,348,374
Republic of Philippines	8.000	07-19-31	PHP	356,645,000	9,046,613
Republic of Philippines	8.125	12-16-35	PHP	254,043,000	6,699,962
Portugal 0.2%					9,925,670
Republic of Portugal (A)	5.125	10-15-24		9,310,000	9,925,670
Singapore 2.0%					89,524,087
Republic of Singapore	2.500	06-01-19	SGD	46,440,000	34,961,131
Republic of Singapore	3.250	09-01-20	SGD	63,315,000	49,042,317

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 13

	Rate (%)	Maturity date		Par value^	Value
Singapore (continued)
Republic of Singapore	3.375	09-01-33	SGD	6,670,000	$5,520,639
South Korea 0.1%					2,196,889
Korea Treasury Bond Coupon Strips	3.286	09-10-18	KRW	1,205,430,000	1,093,638
Korea Treasury Bond Coupon Strips	3.287	03-10-18	KRW	1,205,430,000	1,103,251
Corporate bonds 42.9%					$1,895,971,611
(Cost $1,887,789,724)
Consumer discretionary 4.6%					203,272,201
Auto components 0.1%
The Goodyear Tire & Rubber Company	8.750	08-15-20		2,495,000	2,881,725
Automobiles 0.3%
Ford Motor Company	6.625	10-01-28		9,828,000	11,942,382
Hotels, restaurants and leisure 1.0%
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC (A)	5.000	06-01-24		9,110,000	9,542,725
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC (A)	5.250	06-01-26		15,511,000	16,402,883
New Red Finance, Inc. (A)	4.625	01-15-22		14,680,000	15,010,300
New Red Finance, Inc. (A)	5.000	10-15-25		2,700,000	2,767,500
Internet and direct marketing retail 0.7%
Amazon.com, Inc. (A)	3.150	08-22-27		7,035,000	7,037,297
Expedia, Inc.	5.000	02-15-26		13,880,000	14,886,071
QVC, Inc.	4.450	02-15-25		10,610,000	10,838,267
Media 1.9%
CCO Holdings LLC (A)	5.125	05-01-27		7,670,000	7,598,094
CCO Holdings LLC	5.750	01-15-24		18,485,000	19,155,081
Comcast Corp.	2.350	01-15-27		10,290,000	9,626,227
Lamar Media Corp.	5.000	05-01-23		9,715,000	10,006,450
LIN Television Corp.	5.875	11-15-22		4,760,000	4,956,350
Outfront Media Capital LLC	5.625	02-15-24		9,685,000	10,169,250
Sinclair Television Group, Inc. (A)	5.625	08-01-24		7,515,000	7,721,663
Time Warner, Inc.	3.800	02-15-27		9,640,000	9,610,315
Tribune Media Company	5.875	07-15-22		3,325,000	3,391,500
Virgin Media Secured Finance PLC	5.250	01-15-21		2,210,000	2,342,600
Specialty retail 0.3%
Lowe’s Companies, Inc.	2.500	04-15-26		3,382,000	3,224,110
The Home Depot, Inc.	2.700	04-01-23		10,268,000	10,353,936
Textiles, apparel and luxury goods 0.3%
PVH Corp.	4.500	12-15-22		13,570,000	13,807,475
Consumer staples 3.3%					145,029,147
Beverages 1.2%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26		25,415,000	26,070,346
Constellation Brands, Inc.	4.250	05-01-23		16,790,000	17,814,604

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 14

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Beverages (continued)
Molson Coors Brewing Company	3.000	07-15-26		10,130,000	$9,825,233
Food and staples retailing 0.4%
Aramark Services, Inc. (A)	5.000	04-01-25		6,640,000	7,071,600
Aramark Services, Inc.	5.125	01-15-24		9,400,000	9,917,000
Food products 1.3%
Kraft Heinz Foods Company	3.950	07-15-25		22,140,000	22,778,754
Kraft Heinz Foods Company (A)	4.875	02-15-25		14,297,000	15,198,255
Post Holdings, Inc. (A)	5.500	03-01-25		17,560,000	18,240,450
Household products 0.2%
Spectrum Brands, Inc.	5.750	07-15-25		9,565,000	10,043,250
Tobacco 0.2%
Philip Morris International, Inc.	3.375	08-11-25		7,920,000	8,069,655
Energy 3.8%					168,564,467
Oil, gas and consumable fuels 3.8%
Antero Resources Corp.	5.625	06-01-23		7,890,000	8,225,325
Concho Resources, Inc.	4.375	01-15-25		10,710,000	11,151,788
Enbridge, Inc.	4.250	12-01-26		18,060,000	18,813,192
Energy Transfer Equity LP	5.500	06-01-27		6,517,000	6,793,973
Enterprise Products Operating LLC	3.350	03-15-23		10,986,000	11,199,250
Magellan Midstream Partners LP	5.000	03-01-26		4,435,000	4,914,955
MPLX LP	4.125	03-01-27		7,285,000	7,401,925
MPLX LP	5.500	02-15-23		13,822,000	14,219,950
Newfield Exploration Company	5.375	01-01-26		5,370,000	5,719,050
Newfield Exploration Company	5.625	07-01-24		6,320,000	6,825,600
Pertamina Persero PT (A)	4.300	05-20-23		11,980,000	12,522,155
Petroleos Mexicanos	6.000	03-05-20		6,685,000	7,129,553
Petroleos Mexicanos (A)	7.650	11-24-21	MXN	171,257,500	8,878,199
The Williams Companies, Inc.	4.550	06-24-24		6,885,000	7,134,581
TransCanada PipeLines, Ltd.	3.750	10-16-23		6,745,000	7,080,736
TransCanada PipeLines, Ltd.	4.875	01-15-26		2,165,000	2,421,839
Transcontinental Gas Pipe Line
Company LLC	7.850	02-01-26		12,100,000	15,497,020
Williams Partners LP	3.750	06-15-27		12,735,000	12,635,376
Financials 10.5%					463,454,632
Banks 9.1%
Asian Development Bank	4.625	03-06-19	NZD	15,245,000	10,728,501
Asian Development Bank	5.000	03-09-22	AUD	7,040,000	5,876,662
Asian Development Bank	5.900	12-20-22	INR	729,790,000	11,249,326
Asian Development Bank	6.450	08-08-21	INR	763,020,000	12,029,955
Asian Development Bank	6.950	01-16-20	INR	216,970,000	3,443,601
Banco Nacional de Comercio Exterior
SNC (A)	4.375	10-14-25		8,130,000	8,434,875

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 15

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (3 month LIBOR
+ 0.650%) (B)	1.966	12-01-26		9,480,000	$8,918,709
BankUnited, Inc.	4.875	11-17-25		15,690,000	16,703,448
CIT Group, Inc. (A)	5.500	02-15-19		10,950,000	11,379,240
Citigroup, Inc. (5.900% to 2-15-23,
then 3 month LIBOR + 4.230%) (C)	5.900	02-15-23		8,350,000	8,993,785
Fifth Third Bancorp (5.100% to
6-30-23, then 3 month LIBOR +
3.033%) (C)	5.100	06-30-23		20,615,000	20,975,763
Inter-American Development Bank	6.500	08-20-19	AUD	12,860,000	10,458,952
International Bank for Reconstruction &
Development	2.800	01-13-21	AUD	9,395,000	7,217,883
International Bank for Reconstruction &
Development	3.500	01-22-21	NZD	16,100,000	11,293,675
International Bank for Reconstruction &
Development	3.625	06-22-20	NOK	41,910,000	5,370,346
International Bank for Reconstruction &
Development	4.625	02-26-19	NZD	16,295,000	11,459,208
International Bank for Reconstruction &
Development	4.625	10-06-21	NZD	19,415,000	14,177,338
International Bank for Reconstruction &
Development	5.750	10-28-19	INR	780,400,000	12,129,641
International Finance Corp.	2.800	08-15-22	AUD	16,505,000	12,651,946
International Finance Corp.	3.250	07-22-19	AUD	21,850,000	16,848,745
International Finance Corp.	3.625	05-20-20	NZD	19,125,000	13,432,813
International Finance Corp.	3.875	02-26-18	NZD	10,482,000	7,194,100
JPMorgan Chase & Co.	3.200	06-15-26		17,755,000	17,641,731
JPMorgan Chase & Co.	3.300	04-01-26		12,675,000	12,704,092
KFW	3.750	05-29-20	NZD	11,260,000	7,921,261
KFW	6.000	08-20-20	AUD	29,510,000	24,525,729
Landeskreditbank
Baden-Wuerttemberg Foerderbank	3.875	05-29-19	NZD	11,025,000	7,695,597
MB Financial Bank NA (4.000% to
12-1-22, then 3 month LIBOR +
1.873%) (B)	4.000	12-01-27		7,910,000	7,963,120
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10-15-19, then 5 Year
U.S. Swap Rate + 2.203%) (A)	4.000	10-15-24		7,100,000	7,241,726
Realkredit Danmark A/S	1.000	04-01-18	DKK	175,020,000	28,101,275
SunTrust Banks, Inc. (5.050% to
6-15-22, then 3 month LIBOR +
3.102%) (C)	5.050	06-15-22		9,945,000	10,131,966
Synovus Financial Corp. (5.750% to
12-15-20, then 3 month LIBOR +
4.182%)	5.750	12-15-25		6,000,000	6,435,000
Wells Fargo & Company	3.250	04-27-22	AUD	8,840,000	6,751,167
Wells Fargo & Company (3 month
Australian Bank Bill Short Term Rate
+ 1.320%) (B)	3.010	07-27-21	AUD	7,815,000	5,998,374

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 16

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Westpac Banking Corp.	5.000	10-21-19	GBP	4,280,000	$6,204,149
Westpac Banking Corp.	7.250	02-11-20	AUD	5,000,000	4,173,372
Zions Bancorporation (5.800% to
6-15-23, then 3 month LIBOR +
3.800%) (C)	5.800	06-15-23		7,675,000	7,943,625
Capital markets 0.3%
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	12,250,000	9,419,020
The Hongkong Land Treasury Services
Singapore Pte, Ltd.	3.860	12-29-17	SGD	4,000,000	2,970,823
Insurance 0.7%
American International Group, Inc.
(8.175% to 5-15-38, then 3 month
LIBOR + 4.195%)	8.175	05-15-68		12,365,000	16,940,050
Chubb INA Holdings, Inc.	3.350	05-03-26		13,665,000	13,927,218
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750	08-15-23		16,290,000	17,796,825
Health care 3.4%					148,636,158
Biotechnology 0.4%
AbbVie, Inc.	1.375	05-17-24	EUR	1,886,000	2,300,453
AbbVie, Inc.	3.600	05-14-25		14,835,000	15,155,495
Health care providers and services 2.6%
Anthem, Inc.	3.500	08-15-24		10,210,000	10,357,643
HCA, Inc.	3.750	03-15-19		10,195,000	10,322,438
HCA, Inc.	5.000	03-15-24		15,718,000	16,503,900
HCA, Inc.	5.250	04-15-25		9,040,000	9,627,600
HCA, Inc.	5.375	02-01-25		4,345,000	4,507,938
HCA, Inc.	7.500	02-15-22		13,650,000	15,409,485
Humana, Inc.	3.950	03-15-27		9,760,000	10,017,910
Quest Diagnostics, Inc.	4.250	04-01-24		11,395,000	12,083,806
UnitedHealth Group, Inc.	3.750	07-15-25		23,020,000	24,207,778
Pharmaceuticals 0.4%
Eli Lilly & Company	2.750	06-01-25		12,415,000	12,408,511
Forest Laboratories LLC (A)	5.000	12-15-21		5,340,000	5,733,201
Industrials 6.9%					307,916,698
Aerospace and defense 1.9%
BAE Systems Holdings, Inc. (A)	3.850	12-15-25		14,194,000	14,711,067
Huntington Ingalls Industries, Inc. (A)	3.483	12-01-27		9,935,000	9,926,357
Huntington Ingalls Industries, Inc. (A)	5.000	12-15-21		24,185,000	24,813,810
L3 Technologies, Inc.	3.850	12-15-26		6,900,000	7,098,657
Lockheed Martin Corp.	2.900	03-01-25		22,246,000	22,103,623
Lockheed Martin Corp.	3.100	01-15-23		5,955,000	6,053,432
Air freight and logistics 1.9%
Mexico City Airport Trust (A)	3.875	04-30-28		25,630,000	25,450,590

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 17

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Air freight and logistics (continued)
Mexico City Airport Trust (A)	4.250	10-31-26		24,957,000	$25,799,299
Mexico City Airport Trust (A)	5.500	10-31-46		13,805,000	13,839,513
Mexico City Airport Trust (A)	5.500	07-31-47		19,395,000	19,453,185
Airlines 0.2%
Delta Air Lines, Inc.	3.625	03-15-22		10,160,000	10,365,910
Commercial services and supplies 0.3%
Cintas Corp. No. 2	3.700	04-01-27		11,580,000	12,073,464
Construction and engineering 0.6%
AECOM	5.125	03-15-27		25,030,000	25,513,079
Industrial conglomerates 0.8%
3M Company	3.000	08-07-25		8,815,000	8,913,977
General Electric Company	4.250	01-17-18	NZD	5,330,000	3,651,047
General Electric Company	6.250	09-29-20	GBP	1,570,000	2,414,099
General Electric Company (5.000% to
1-21-21, then 3 month LIBOR +
3.330%) (C)	5.000	01-21-21		22,182,000	22,681,095
Professional services 0.2%
Verisk Analytics, Inc.	4.000	06-15-25		6,590,000	6,835,968
Trading companies and distributors 0.8%
United Rentals North America, Inc.	4.625	07-15-23		9,400,000	9,682,000
United Rentals North America, Inc.	4.875	01-15-28		16,685,000	16,872,706
United Rentals North America, Inc.	5.500	05-15-27		9,955,000	10,552,300
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone,
Ltd. (A)	4.000	07-30-27		9,145,000	9,111,520
Information technology 4.5%					197,800,910
Electronic equipment, instruments and components 0.2%
Zebra Technologies Corp.	7.250	10-15-22		6,883,000	7,258,124
IT services 0.7%
First Data Corp. (A)	5.375	08-15-23		7,130,000	7,397,375
Gartner, Inc. (A)	5.125	04-01-25		10,425,000	10,894,125
IBM Corp.	2.625	08-05-22	GBP	3,900,000	5,565,712
IBM Corp.	2.750	12-21-20	GBP	4,025,000	5,709,077
Semiconductors and semiconductor equipment 0.2%
NXP BV (A)	4.625	06-01-23		10,820,000	11,430,356
Software 2.5%
Activision Blizzard, Inc.	2.300	09-15-21		7,060,000	6,971,946
Activision Blizzard, Inc. (A)	6.125	09-15-23		11,515,000	12,158,912
Autodesk, Inc.	3.500	06-15-27		10,267,000	10,165,265
CA, Inc.	4.700	03-15-27		16,280,000	16,947,647
Citrix Systems, Inc.	4.500	12-01-27		6,855,000	6,924,561
Electronic Arts, Inc.	4.800	03-01-26		1,600,000	1,755,884

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 18

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	3.125	11-03-25		9,625,000	$9,811,594
Microsoft Corp.	3.300	02-06-27		21,265,000	21,901,574
Oracle Corp.	3.250	11-15-27		13,010,000	13,173,208
VMware, Inc.	2.950	08-21-22		10,595,000	10,533,080
Technology hardware, storage and peripherals 0.9%
Apple, Inc.	3.200	05-13-25		26,605,000	27,142,515
Apple, Inc. (3 month LIBOR +
0.500%) (B)	1.903	02-09-22		11,905,000	12,059,955
Materials 2.5%					111,312,695
Chemicals 0.1%
Praxair, Inc.	3.200	01-30-26		2,055,000	2,102,596
Construction materials 0.3%
Cemex SAB de CV (A)	6.125	05-05-25		14,450,000	15,317,000
Containers and packaging 2.1%
Ball Corp.	4.000	11-15-23		18,070,000	18,566,925
Ball Corp.	5.250	07-01-25		16,320,000	17,870,400
Crown Americas LLC	4.500	01-15-23		13,700,000	14,305,540
Crown Cork & Seal Company, Inc.	7.375	12-15-26		6,138,000	7,242,840
Sealed Air Corp. (A)	4.875	12-01-22		9,085,000	9,641,456
Sealed Air Corp. (A)	5.125	12-01-24		9,275,000	9,947,438
Sealed Air Corp. (A)	6.500	12-01-20		14,835,000	16,318,500
Real estate 0.5%					22,344,750
Equity real estate investment trusts 0.5%
American Tower Corp.	4.700	03-15-22		3,640,000	3,923,262
Host Hotels & Resorts LP	4.750	03-01-23		4,130,000	4,396,095
Host Hotels & Resorts LP	5.250	03-15-22		6,110,000	6,596,930
Iron Mountain, Inc. (A)	4.875	09-15-27		7,265,000	7,428,463
Telecommunication services 0.7%					30,014,904
Wireless telecommunication services 0.7%
America Movil SAB de CV	7.125	12-09-24	MXN	133,000,000	6,749,508
T-Mobile USA, Inc.	6.125	01-15-22		11,720,000	12,130,200
T-Mobile USA, Inc.	6.500	01-15-26		7,200,000	7,890,696
T-Mobile USA, Inc.	6.836	04-28-23		3,090,000	3,244,500
Utilities 2.2%					97,625,049
Electric utilities 1.4%
E.ON International Finance BV	6.000	10-30-19	GBP	2,100,000	3,099,555
Emera US Finance LP	3.550	06-15-26		12,610,000	12,639,860
FirstEnergy Transmission LLC (A)	4.350	01-15-25		31,615,000	33,306,615
Fortis, Inc.	3.055	10-04-26		12,120,000	11,693,099
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	600,000	897,188

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 19

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.6%
Greenko Dutch BV (A)	5.250	07-24-24		6,785,000	$6,879,990
NextEra Energy Operating
Partners LP (A)	4.250	09-15-24		9,500,000	9,618,750
NextEra Energy Operating
Partners LP (A)	4.500	09-15-27		9,315,000	9,338,288
Water utilities 0.2%
American Water Capital Corp.	3.400	03-01-25		9,904,000	10,151,704
Convertible bonds 1.2%					$54,666,169
(Cost $41,428,077)
Consumer discretionary 0.2%					8,765,444
Internet and catalog retail 0.2%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47		8,711,000	8,765,444
Health care 0.8%					35,954,647
Health care providers and services 0.5%
Anthem, Inc.	2.750	10-15-42		6,750,000	21,675,938
Pharmaceuticals 0.3%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	10,400,000	14,278,709
Industrials 0.1%					6,534,528
Trading companies and distributors 0.1%
Air Lease Corp.	3.875	12-01-18		4,315,000	6,534,528
Information technology 0.1%					3,411,550
Semiconductors and semiconductor equipment 0.1%
ON Semiconductor Corp. (A)	1.625	10-15-23		2,840,000	3,411,550
Capital preferred securities 1.6%					$73,353,232
(Cost $65,817,668)
Financials 1.6%					73,353,232
Banks 1.6%
BAC Capital Trust XIV, Series G (Greater
of 3 month LIBOR + 0.400% or
4.000%) (B)(C)	4.000	12-18-17		15,810,000	14,327,813
USB Capital IX (3 month LIBOR +
1.020%) (B)(C)	3.500	01-02-18		31,793,000	28,772,665
Wachovia Capital Trust III (Greater of 3
month LIBOR + 0.930% or
5.570%) (B)(C)	5.570	01-02-18		30,035,000	30,252,754
Term loans (D) 7.8%					$346,998,174
(Cost $347,549,775)
Consumer discretionary 2.3%					101,165,833
Diversified consumer services 0.4%
The ServiceMaster Company LLC (1
month LIBOR + 2.500%)	3.850	11-08-23		15,731,125	15,755,666

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 20

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.9%
Hilton Worldwide Finance LLC (1
month LIBOR + 2.000%)	3.328	10-25-23	10,530,491	$10,580,090
KFC Holding Company (1 month LIBOR
+ 2.000%)	3.283	06-16-23	11,731,050	11,813,167
New Red Finance, Inc. (1 and 3 month
LIBOR + 2.250%)	3.593	02-16-24	18,443,477	18,432,042
Media 1.0%
CBS Radio, Inc. (3 month LIBOR +
2.750%)	4.172	11-17-24	10,540,000	10,605,875
Charter Communications
Operating LLC (1 month LIBOR +
2.000%)	3.350	01-15-22	21,387,864	21,454,808
Coral US Company Borrower LLC (1
month LIBOR + 3.500%)	4.850	01-31-25	4,455,000	4,459,188
Virgin Media Bristol LLC (3 month
LIBOR + 2.500%)	3.750	01-31-26	8,070,000	8,064,997
Consumer staples 0.9%				41,143,593
Food and staples retailing 0.2%
Aramark Services, Inc. (1 month LIBOR
+ 2.000%)	3.350	03-28-24	9,298,034	9,335,784
Food products 0.4%
Pinnacle Foods Finance LLC (1 month
LIBOR + 2.000%)	3.243	02-02-24	19,374,593	19,477,472
Household products 0.3%
Spectrum Brands, Inc. (2 and 3 month
LIBOR + 2.000%)	3.373	06-23-22	12,268,992	12,330,337
Energy 0.6%				25,173,909
Oil, gas and consumable fuels 0.6%
Energy Transfer Equity LP (1 month
LIBOR + 2.000%)	3.283	02-02-24	25,295,581	25,173,909
Financials 0.1%				6,830,675
Insurance 0.1%
USI, Inc. (E)	TBD	07-26-24	6,865,000	6,830,675
Health care 0.3%				14,104,473
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc.
(1 week LIBOR + 2.250%)	3.452	01-31-25	14,069,300	14,104,473
Industrials 0.7%				30,014,677
Airlines 0.3%
American Airlines, Inc. (1 month LIBOR
+ 2.000%)	3.347	04-28-23	10,498,950	10,501,890
United Airlines, Inc. (3 month LIBOR +
2.250%)	3.630	04-01-24	3,656,625	3,663,499

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 21

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.4%
Builders FirstSource, Inc. (3 month
LIBOR + 3.000%)	4.333	02-29-24	15,790,075	$15,849,288
Information technology 1.6%				71,911,530
Communications equipment 0.2%
Avaya, Inc. (E)	TBD	11-08-24	7,550,000	7,443,470
Electronic equipment, instruments and components
0.5%
Dell International LLC (1 month LIBOR
+ 2.000%)	3.350	09-07-23	13,219,715	13,222,756
Zebra Technologies Corp. (3 month
LIBOR + 2.000%)	3.371	10-27-21	10,328,596	10,360,098
IT services 0.6%
First Data Corp. (1 month LIBOR +
2.250%)	3.563	07-08-22	16,326,558	16,325,579
Gartner, Inc. (1 month LIBOR +
2.000%)	3.350	04-05-24	7,874,303	7,913,674
Vantiv LLC (1 month LIBOR + 2.000%)	3.250	08-07-24	4,180,000	4,198,643
Software 0.3%
Almonde, Inc. (3 month LIBOR +
3.500%)	4.979	06-13-24	12,463,763	12,447,310
Materials 0.3%				12,322,878
Chemicals 0.1%
HB Fuller Company (1 month LIBOR +
2.250%)	3.533	10-12-24	4,565,000	4,581,480
Containers and packaging 0.2%
Berry Global, Inc. (1 month LIBOR +
2.250%)	3.559	10-01-22	3,809,111	3,821,033
Berry Plastics Corp. (1 month LIBOR +
2.250%)	3.496	02-08-20	3,916,449	3,920,365
Telecommunication services 1.0%				44,330,606
Diversified telecommunication services 0.3%
Atlantic Broadband Finance LLC (E)	TBD	08-11-24	8,730,000	8,714,199
CenturyLink, Inc. (1 month LIBOR +
2.750%)	4.100	01-31-25	6,680,000	6,391,958
Wireless telecommunication services 0.7%
SBA Senior Finance II LLC (1 month
LIBOR + 2.250%)	3.600	03-24-21	13,098,462	13,129,374
Sprint Communications, Inc. (1 month
LIBOR + 2.500%)	3.875	02-02-24	16,099,100	16,095,075
Collateralized mortgage obligations 7.8%				$344,408,223
(Cost $347,752,880)
Commercial and residential 7.1%				311,975,759
Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (B)	3.563	04-25-35	2,274,636	2,308,207

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
AOA Mortgage Trust
Series 2015-1177, Class C (A)(B)	3.110	12-13-29	2,040,000	$2,028,931
BAMLL Commercial Mortgage
Securities Trust
Series 2015-200P, Class F (A)(B)	3.716	04-14-33	5,220,000	5,020,810
BBCMS Mortgage Trust
Series 2015-STP, Class A (A)	3.323	09-10-28	9,154,344	9,330,259
Series 2017-DELC, Class B (1 month
LIBOR + 1.030%) (A)(B)	2.280	08-15-36	13,665,000	13,657,177
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (B)	3.508	01-25-35	2,492,605	2,518,397
Series 2005-2, Class A1 (1 Year CMT
+ 2.450%) (B)	3.260	03-25-35	1,312,079	1,325,640
Series 2005-5, Class A2 (1 Year CMT
+ 2.150%) (B)	3.580	08-25-35	2,369,420	2,359,571
Bear Stearns ALT-A Trust
Series 2004-8, Class 1A (1 month
LIBOR + 0.700%) (B)	2.029	09-25-34	855,682	847,875
Series 2004-8, Class 2A (1 month
LIBOR + 0.680%) (B)	2.009	09-25-34	4,215,940	4,132,010
Series 2005-7, Class 11A1 (1 month
LIBOR + 0.540%) (B)	1.869	08-25-35	1,852,375	1,819,095
BWAY Mortgage Trust
Series 2013-1515, Class F (A)(B)	4.058	03-10-33	4,767,000	4,675,660
BXP Trust
Series 2017-GM, Class A (A)	3.379	06-13-39	11,142,000	11,325,317
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class C (1 month
LIBOR + 1.100%) (A)(B)	2.350	05-15-30	555,000	555,000
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class B (1 month
LIBOR + 0.970%) (A)(B)	2.220	07-15-28	10,730,000	10,733,368
CLNS Trust
Series 2017-IKPR, Class B (1 month
LIBOR + 1.000%) (A)(B)	2.245	06-11-32	6,255,000	6,253,049
Cold Storage Trust
Series 2017-ICE3 (1 month LIBOR +
1.000%) (A)(B)	2.500	04-15-36	8,950,000	8,972,157
Commercial Mortgage Trust (Bank of
America Merrill Lynch/ Deutsche
Bank AG)
Series 2013-WWP, Class D (A)	3.898	03-10-31	8,550,000	9,077,512
Credit Suisse Commercial Mortgage
Trust
Series 2015-GLPB, Class A (A)	3.639	11-15-34	13,715,000	14,299,867
DBCG Mortgage Trust
Series 2017-BBG, Class A (1 month
LIBOR + 0.700%) (A)(B)	1.950	06-15-34	10,085,000	10,084,993
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.283	09-19-44	15,283,495	672,489
Series 2005-AR2, Class X2 IO	1.745	03-19-45	26,571,765	1,041,807
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (A)(B)	3.495	12-15-34	6,035,000	6,071,274

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Greenwich Capital Commercial Funding
Corp.
Series 2006-GG7, Class AM (B)	5.959	07-10-38	1,663,054	$1,673,790
GSR Mortgage Loan Trust
Series 2005-AR6, Class 4A5 (B)	3.513	09-25-35	3,673,952	3,704,544
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.337	05-19-35	10,227,931	464,343
Series 2005-9, Class 2A1C (1 month
LIBOR + 0.450%) (B)	1.733	06-20-35	4,464,395	4,437,040
Series 2007-3, Class ES IO (A)	0.350	05-19-47	23,910,164	369,579
Series 2007-4, Class ES IO	0.350	07-19-47	25,264,209	365,093
Series 2007-6, Class ES IO (A)	0.342	08-19-37	20,593,062	262,026
Hilton USA Trust
Series 2016-HHV, Class A (A)	3.719	11-05-38	4,450,000	4,575,079
Series 2016-HHV, Class B (A)(B)	4.333	11-05-38	4,685,000	4,889,520
Homestar Mortgage Acceptance Corp.
Series 2004-6, Class M3 (1 month
LIBOR + 1.100%) (B)	2.429	01-25-35	5,265,000	5,264,916
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A (A)	2.835	08-10-38	14,990,000	14,649,976
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10 (A)	4.154	08-05-34	15,800,000	15,959,885
IMT Trust
Series 2017-APTS, Class DFL (1
month LIBOR + 1.550%) (A)(B)	2.800	06-15-34	4,970,000	4,969,993
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.564	10-25-36	32,378,777	1,963,316
Series 2005-AR18, Class 2X IO	1.291	10-25-36	33,324,601	807,755
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A (1 month
LIBOR + 1.700%) (A)(B)	2.939	07-15-36	7,320,236	7,345,390
Series 2015-UES, Class A (A)	2.933	09-05-32	8,200,000	8,291,933
Series 2016-NINE, Class A (A)(B)	2.949	10-06-38	12,655,000	12,360,103
JPMorgan Mortgage Trust
Series 2007-A1, Class 1A1 (B)	3.688	07-25-35	2,299,323	2,352,262
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (B)	3.169	12-25-34	902,751	910,025
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%) (B)	2.665	10-25-35	3,651,021	3,655,783
Series 2005-A2, Class A2 (B)	2.977	02-25-35	1,501,773	1,532,349
Series 2006-3, Class 2A1 (B)	3.393	10-25-36	1,265,202	1,252,833
Morgan Stanley Capital Barclays Bank
Trust
Series 2016-MART, Class A (A)	2.200	09-13-31	12,290,000	12,073,739
Morgan Stanley Capital I Trust
Series 2017-CLS, Class C (1 month
LIBOR + 1.000%) (A)(B)	2.250	11-15-34	4,655,000	4,655,000
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (B)	3.427	10-25-34	1,307,406	1,328,973
Series 2004-9, Class 1A (B)	5.394	11-25-34	1,538,466	1,609,658

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 24

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month
LIBOR + 1.500%) (A)(B)	2.829	06-25-57	6,213,079	$6,370,944
Olympic Tower Mortgage Trust
Series 2017-OT, Class A (A)	3.566	05-10-39	4,610,000	4,731,566
One Market Plaza Trust
Series 2017-1MKT, Class A (A)	3.614	02-10-32	11,525,000	11,899,023
Opteum Mortgage Acceptance Corp.
Trust
Series 2005-4, Class 1APT (1 month
LIBOR + 0.310%) (B)	1.639	11-25-35	1,430,621	1,415,791
SFAVE Commercial Mortgage Securities
Trust
Series 2015-5AVE, Class D (A)(B)	4.534	01-05-43	6,695,000	5,672,799
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-10, Class 2A (B)	3.368	08-25-34	5,043,737	5,062,221
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (B)	3.366	12-25-33	1,427,441	1,414,894
WaMu Mortgage Pass Through Certificates
Series 2003-AR11, Class A6 (B)	3.337	10-25-33	6,216,455	6,278,940
Series 2004-AR14, Class A1 (B)	2.951	01-25-35	2,830,668	2,892,951
Series 2005-AR19, Class A1A2 (1
month LIBOR + 0.290%) (B)	1.619	12-25-45	2,583,596	2,531,079
Series 2005-AR6, Class 2A1A (1
month LIBOR + 0.460%) (B)	1.789	04-25-45	2,653,981	2,606,176
Series 2005-AR8, Class 2AB2 (1
month LIBOR + 0.420%) (B)	1.749	07-25-45	2,815,954	2,793,435
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-Z, Class 2A1 (B)	3.691	12-25-34	1,347,630	1,371,109
Worldwide Plaza Trust
Series 2017-WWP, Class A (A)	3.526	11-10-36	5,960,000	6,099,463
U.S. Government Agency 0.7%				32,432,464
Federal Home Loan Mortgage Corp.
Series 2016-DNA1, Class M1 (1
month LIBOR + 1.450%) (B)	2.778	07-25-28	983,228	985,719
Series 2016-DNA2, Class M1 (1
month LIBOR + 1.250%) (B)	2.578	10-25-28	494,844	495,058
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	6,418,670	684,345
Series 2013-46, Class MI IO	3.500	05-25-43	32,196,229	4,958,329
Series 2014-C02, Class 1M1 (1
month LIBOR + 0.950%) (B)	2.278	05-25-24	1,562,642	1,567,587
Series 2016-C03, Class 1M1 (1
month LIBOR + 2.000%) (B)	3.329	10-25-28	4,526,092	4,600,697
Series 2016-C05, Class 2M1 (1
month LIBOR + 1.350%) (B)	2.679	01-25-29	6,613,101	6,654,425
Series 2016-C07, Class 2M1 (1
month LIBOR + 1.300%) (B)	2.629	05-25-29	7,959,776	8,002,282
Series 402, Class 3 IO	4.000	11-25-39	1,485,711	317,787

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 25

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 402, Class 4 IO	4.000	10-25-39	2,272,035	$436,525
Series 402, Class 7 IO	4.500	11-25-39	2,851,749	608,253
Series 406, Class 3 IO	4.000	01-25-41	3,593,974	730,635
Series 407, Class 4 IO	4.500	03-25-41	5,394,402	1,073,769
Series 407, Class 7 IO	5.000	03-25-41	4,463,974	875,055
Series 407, Class 8 IO	5.000	03-25-41	2,346,576	441,998
Asset backed securities 5.0%				$221,107,656
(Cost $218,275,617)
Asset backed securities 5.0%				221,107,656
Chase Issuance Trust
Series 2015-A7, Class A7	1.620	07-15-20	3,785,000	3,782,386
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (A)	4.474	03-20-43	12,106,008	12,156,797
Coinstar Funding LLC
Series 2017-1A, Class A2 (A)	5.216	04-25-47	12,432,525	12,932,101
DB Master Finance LLC
Series 2015-1A, Class A2II (A)	3.980	02-20-45	21,959,050	22,348,164
Series 2017-1A, Class A2II (A)	4.030	11-20-47	14,370,000	14,478,925
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	16,267,275	16,657,527
Series 2017-1A, Class A2II (A)	3.082	07-25-47	9,203,933	9,142,542
EquiFirst Mortgage Loan Trust
Series 2015-1, Class M2 (1 month
LIBOR + 0.675%) (B)	2.004	04-25-35	4,294,536	4,303,814
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (A)	3.857	04-30-47	4,522,275	4,588,255
GSAA Home Equity Trust
Series 2005-MTR1, Class A4 (1
month LIBOR + 0.370%) (B)	1.699	10-25-35	8,597,033	8,508,190
Home Equity Asset Trust
Series 2003-1, Class M1 (1 month
LIBOR + 1.500%) (B)	2.829	06-25-33	1,293,637	1,324,070
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	22,959,375	24,155,558
Towd Point Mortgage Trust
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	9,435,953	9,455,730
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	10,974,769	10,988,419
Series 2017-3, Class A1 (A)(B)	2.750	07-25-57	6,886,476	6,890,933
Series 2017-5, Class A1 (1 month
LIBOR + 0.600%) (A)(B)	1.929	02-25-57	22,765,553	22,816,404
Series 2017-6, Class A1 (A)(B)	2.750	10-25-57	11,780,000	11,813,778
Toyota Auto Receivables Owner Trust
Series 2015-C, Class A3	1.340	06-17-19	1,807,253	1,805,807
Verizon Owner Trust
Series 2016-1A, Class A (A)	1.420	01-20-21	10,391,000	10,326,420
Wendys Funding LLC
Series 2015-1A, Class A2II (A)	4.080	06-15-45	12,362,700	12,631,836

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 26

	Shares	Value
Common stocks 0.0%		$0
(Cost $3,539,176)
Consumer discretionary 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(G)	300,118	0
Preferred securities 5.8%		$257,616,694
(Cost $245,505,659)
Energy 0.4%		18,644,267
Oil, gas and consumable fuels 0.4%
Hess Corp., 8.000%	116,200	6,571,110
Kinder Morgan, Inc., 9.750%	338,753	12,073,157
Financials 3.4%		150,895,999
Banks 2.8%
First Tennessee Bank NA (Greater of 3 month LIBOR +
0.850% or 3.750%), 3.750% (A)(B)	18,420	14,553,528
M&T Bank Corp., Series A, 6.375%	7,985	8,144,700
M&T Bank Corp., Series C, 6.375%	962	981,240
Regions Financial Corp., 6.375%	561,920	14,199,718
SunTrust Banks, Inc., 5.875%	350,000	8,893,500
Synovus Financial Corp., Series C (7.875% to 8-1-18,
then 3 month LIBOR + 6.390%)	333,527	8,671,702
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR
+ 4.468%)	385,125	11,080,046
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or
3.500%), 3.500% (B)	21,257	19,052,649
Wells Fargo & Company (5.850% to 9-15-23, then 3
month LIBOR + 3.090%)	440,630	12,020,386
Wells Fargo & Company (6.625% to 3-15-24, then 3
month LIBOR + 3.690%)	240,196	6,857,596
Wells Fargo & Company, Series L, 7.500%	10,905	14,623,605
Zions Bancorporation (6.950% to 9-15-23, then 3
month LIBOR + 3.890%)	154,580	4,436,446
Diversified financial services 0.2%
AMG Capital Trust II, 5.150%	141,355	9,046,720
Insurance 0.4%
The Hartford Financial Services Group, Inc. (7.875% to
04-15-22, then 3 month LIBOR + 5.596%)	610,325	18,334,163
Health care 0.5%		22,751,637
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.125%	289,700	17,578,996
Pharmaceuticals 0.1%
Allergan PLC, 5.500%	8,312	5,172,641

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 27

			Shares	Value
Industrials 0.1%				$3,045,312
Machinery 0.1%
Stanley Black & Decker, Inc., 5.375%			24,880	3,045,312
Real estate 0.1%				5,789,734
Equity real estate investment trusts 0.1%
Crown Castle International Corp., Series A, 6.875%			5,005	5,789,734
Utilities 1.3%				56,489,745
Electric utilities 1.0%
NextEra Energy, Inc., 6.123%			564,525	31,839,210
NextEra Energy, Inc., 6.371%			169,045	11,902,458
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%			241,030	12,748,077
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.9%				$127,353,000
(Cost $127,353,000)
U.S. Government Agency 2.1%				93,109,000
Federal Agricultural Mortgage Corp.
Discount Note	0.950	12-01-17	4,784,000	4,784,000
Federal Farm Credit Bank Discount
Note	0.950	12-01-17	7,354,000	7,354,000
Federal Home Loan Bank Discount
Note	0.700	12-01-17	14,861,000	14,861,000
Federal Home Loan Bank Discount
Note	0.750	12-01-17	7,352,000	7,352,000
Federal Home Loan Bank Discount
Note	0.900	12-01-17	58,758,000	58,758,000
			Par value^	Value
Repurchase agreement 0.8%				34,244,000
Barclays Tri-Party Repurchase Agreement dated
11-30-17 at 1.020% to be repurchased at
$33,010,935 on 12-1-17, collateralized by
$34,347,400 U.S. Treasury Notes, 1.375% due
5-31-21 (valued at $33,671,186, including interest)			33,010,000	33,010,000
Repurchase Agreement with State Street Corp. dated
11-30-17 at 0.340% to be repurchased at
$1,234,012 on 12-1-17, collateralized by
$1,200,000 U.S. Treasury Notes, 3.625% due
2-15-20 (valued at $1,260,439, including interest)			1,234,000	1,234,000
Total investments (Cost $4,392,237,835) 99.0%				$4,382,928,593
Other assets and liabilities, net 1.0%				42,631,502
Total net assets 100.0%				$4,425,560,095
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 28

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,065,087,317 or 24.1% of the fund’s net assets as of 11-30-17.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Security is valued using significant unobservable inputs.
(G)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 29

DERIVATIVES

FUTURES
						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	2,233	Short	Mar 2018	$(278,880,710)	$(276,996,672)	$1,884,038
5-Year U.S. Treasury Note Futures	2,640	Short	Mar 2018	(308,367,022)	(307,147,500)	1,219,522
U.S. Treasury Long Bond Futures	1,027	Short	Mar 2018	(157,377,110)	(155,815,156)	1,561,954
						$4,665,514
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS
					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
				Australia and New Zealand
AUD	53,796,167	NZD	59,554,462	Banking Group	12/20/2017	—	$(8,119)
AUD	10,363,078	NZD	11,454,019	Citibank N.A.	12/20/2017	$10,950	—
AUD	30,870,494	USD	24,224,972	Goldman Sachs Bank USA	12/20/2017	—	(876,810)
				State Street Bank and Trust
AUD	41,679,095	USD	31,572,540	Company	12/20/2017	—	(49,550)
CAD	30,334,679	USD	24,211,031	Bank of Nova Scotia	12/20/2017	—	(691,255)
CAD	105,960,791	USD	85,411,000	Citibank N.A.	12/20/2017	—	(3,255,057)
CAD	37,181,829	USD	29,975,000	Goldman Sachs Bank USA	12/20/2017	—	(1,146,334)
CAD	20,812,033	USD	16,788,000	HSBC Bank USA	12/20/2017	—	(651,539)
CAD	44,295,742	USD	35,568,246	Royal Bank of Canada	12/20/2017	—	(1,223,859)
				State Street Bank and Trust
CAD	20,826,521	USD	16,788,000	Company	12/20/2017	—	(640,306)
CAD	2,357,685	USD	1,905,000	Toronto Dominion Bank	12/20/2017	—	(76,986)
				State Street Bank and Trust
MXN	2,461,475,097	USD	133,051,374	Company	12/20/2017	—	(1,341,307)
NZD	11,620,771	AUD	10,444,416	HSBC Bank USA	12/20/2017	41,478	—
NZD	20,992,000	USD	15,394,693	HSBC Bank USA	12/20/2017	—	(1,050,153)
				State Street Bank and Trust
NZD	83,968,000	USD	61,470,286	Company	12/20/2017	—	(4,092,127)
SEK	44,947,656	USD	5,306,625	Citibank N.A.	12/20/2017	69,759	—
SGD	27,702,640	USD	20,409,432	Goldman Sachs Bank USA	12/20/2017	133,735	—
SGD	84,044,721	USD	61,768,069	HSBC Bank USA	12/20/2017	556,125	—
				State Street Bank and Trust
SGD	13,351,448	USD	9,841,882	Company	12/20/2017	59,016	—
				Australia and New Zealand
USD	96,157,218	AUD	120,307,055	Banking Group	12/20/2017	5,165,847	—
USD	31,680,401	AUD	41,490,932	Goldman Sachs Bank USA	12/20/2017	299,724	—
				State Street Bank and Trust
USD	39,588,209	AUD	51,863,664	Company	12/20/2017	362,364	—
USD	87,840,527	CAD	106,733,268	HSBC Bank USA	12/20/2017	5,085,650	—
				State Street Bank and Trust
USD	125,844,990	CAD	155,053,362	Company	12/20/2017	5,625,473	—
USD	28,531,557	DKK	177,618,927	Citibank N.A.	12/20/2017	94,841	—
USD	2,315,723	EUR	1,951,744	Goldman Sachs Bank USA	12/20/2017	—	(9,826)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 30

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	24,042,756	GBP	18,139,042	HSBC Bank USA	12/20/2017	—	$(503,606)
USD	23,874,074	MXN	444,752,513	Goldman Sachs Bank USA	12/20/2017	$75,993	—
				State Street Bank and Trust
USD	145,128,318	MXN	2,621,608,306	Company	12/20/2017	4,849,749	—
				Australia and New Zealand
USD	14,965,310	NZD	21,643,624	Banking Group	12/20/2017	175,494	—
USD	94,788,197	NZD	130,835,000	HSBC Bank USA	12/20/2017	5,384,241	—
				State Street Bank and Trust
USD	373,541,877	NZD	516,574,607	Company	12/20/2017	20,549,073	—
USD	74,538,565	SEK	595,969,372	Citibank N.A.	12/20/2017	3,252,090	—
USD	320,003,364	SGD	431,338,380	HSBC Bank USA	12/20/2017	140,123	—
						$51,931,725	$(15,616,834)
Derivatives currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
At 11-30-17, the aggregate cost of investments for federal income tax purposes was $4,430,869,507. Net unrealized depreciation aggregated to $6,960,509, of which $139,825,774 related to gross unrealized appreciation and $146,786,283 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND 31

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-17 (unaudited)

Assets
Investments, at value (Cost $4,392,237,835)	$4,382,928,593
Cash	629
Foreign currency, at value (Cost $527,666)	525,306
Cash held at broker for futures contracts	10,151,338
Cash segregated at custodian for OTC derivative contracts	2,350,000
Receivable for investments sold	9,414,982
Receivable for fund shares sold	3,221,815
Unrealized appreciation on forward foreign currency contracts	51,931,725
Dividends and interest receivable	42,601,180
Receivable for futures variation margin	2,165,942
Other receivables and prepaid expenses	247,858
Total assets	4,505,539,368
Liabilities
Payable for investments purchased	55,321,016
Unrealized depreciation on forward foreign currency contracts	15,616,834
Payable for fund shares repurchased	5,238,550
Distributions payable	2,839,296
Payable to affiliates
Accounting and legal services fees	150,304
Transfer agent fees	289,559
Distribution and service fees	23,524
Trustees' fees	5,005
Other liabilities and accrued expenses	495,185
Total liabilities	79,979,273
Net assets	$4,425,560,095
Net assets consist of
Paid-in capital	$4,474,152,074
Undistributed net investment income	69,075,470
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(149,039,087)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	31,371,638
Net assets	$4,425,560,095

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       32

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($635,886,582 ÷ 98,240,626 shares)[1]	$6.47
Class B ($57,924,892 ÷ 8,948,654 shares)[1]	$6.47
Class C ($286,614,057 ÷ 44,280,427 shares)[1]	$6.47
Class I ($1,949,465,413 ÷ 301,770,220 shares)	$6.46
Class R1 ($12,491,435 ÷ 1,923,495 shares)	$6.49
Class R2 ($9,465,126 ÷ 1,464,289 shares)	$6.46
Class R3 ($7,125,038 ÷ 1,100,919 shares)	$6.47
Class R4 ($150,665,584 ÷ 23,269,388 shares)	$6.47
Class R5 ($20,812,140 ÷ 3,219,666 shares)	$6.46
Class R6 ($1,295,109,828 ÷ 200,256,021 shares)	$6.47
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.74

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       33

STATEMENT OF OPERATIONS   For the six months ended 11-30-17 (unaudited)

Investment income
Interest	$78,292,513
Dividends	7,183,908
Less foreign taxes withheld	(685,280)
Total investment income	84,791,141
Expenses
Investment management fees	7,221,810
Distribution and service fees	3,189,114
Accounting and legal services fees	500,323
Transfer agent fees	1,785,518
Trustees' fees	38,260
State registration fees	96,015
Printing and postage	300,939
Professional fees	94,039
Custodian fees	448,731
Other	46,088
Total expenses	13,720,837
Less expense reductions	(309,710)
Net expenses	13,411,127
Net investment income	71,380,014
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	22,846,260
Futures contracts	(1,818,020)
Forward foreign currency contracts	(58,673,063)
(37,644,823)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(7,018,446)
Futures contracts	8,565,728
Forward foreign currency contracts	40,538,146
42,085,428
Net realized and unrealized gain	4,440,605
Increase in net assets from operations	$75,820,619

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       34

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-17	Year ended 5-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$71,380,014	$140,770,541
Net realized gain (loss)	(37,644,823)	23,620,690
Change in net unrealized appreciation (depreciation)	42,085,428	(17,039,815)
Increase in net assets resulting from operations	75,820,619	147,351,416
Distributions to shareholders
From net investment income
Class A	(9,868,477)	(23,532,069)
Class B	(756,538)	(1,890,281)
Class C	(3,523,166)	(8,346,672)
Class I	(34,275,521)	(103,332,197)
Class R1	(170,822)	(377,782)
Class R2	(151,138)	(371,095)
Class R3	(93,266)	(129,341)
Class R4	(2,347,666)	(4,371,625)
Class R5	(364,269)	(492,793)
Class R6	(21,141,480)	(8,239,233)
Total distributions	(72,692,343)	(151,083,088)
From fund share transactions	(206,359,358)	(338,463,744)
Total decrease	(203,231,082)	(342,195,416)
Net assets
Beginning of period	4,628,791,177	4,970,986,593
End of period	$4,425,560,095	$4,628,791,177
Undistributed net investment income	$69,075,470	$70,387,799

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       35

Financial highlights

Class A Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$6.47		$6.47	$6.56	$6.71	$6.78	$6.47
Net investment income[2]	0.10		0.17	0.17	0.24	0.29	0.34
Net realized and unrealized gain (loss) on investments	—	[3]	0.02	(0.05)	(0.15)	(0.07)	0.32
Total from investment operations	0.10		0.19	0.12	0.09	0.22	0.66
Less distributions
From net investment income	(0.10)		(0.19)	(0.19)	(0.24)	(0.29)	(0.34)
From net realized gain	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.10)		(0.19)	(0.21)	(0.24)	(0.29)	(0.35)
Net asset value, end of period	$6.47		$6.47	$6.47	$6.56	$6.71	$6.78
Total return (%)[4,5]	1.52	[6]	2.95	1.82	1.30	3.36	10.41
Ratios and supplemental data
Net assets, end of period (in millions)	$636		$672	$913	$1,007	$1,258	$1,676
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[7]	0.81	0.82	0.82	0.86	0.90
Expenses including reductions	0.79	[7]	0.81	0.81	0.81	0.86	0.90
Net investment income	2.95	[7]	2.69	2.67	3.67	4.43	5.05
Portfolio turnover (%)	18		41	37	51	50	53

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       36

Class B Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$6.47		$6.47	$6.56	$6.71	$6.78	$6.47
Net investment income[2]	0.07		0.13	0.13	0.20	0.25	0.29
Net realized and unrealized gain (loss) on investments	0.01		0.01	(0.06)	(0.16)	(0.08)	0.32
Total from investment operations	0.08		0.14	0.07	0.04	0.17	0.61
Less distributions
From net investment income	(0.08)		(0.14)	(0.14)	(0.19)	(0.24)	(0.29)
From net realized gain	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.08)		(0.14)	(0.16)	(0.19)	(0.24)	(0.30)
Net asset value, end of period	$6.47		$6.47	$6.47	$6.56	$6.71	$6.78
Total return (%)[3,4]	1.17	[5]	2.24	1.12	0.59	2.64	9.64
Ratios and supplemental data
Net assets, end of period (in millions)	$58		$71	$98	$120	$147	$186
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[6]	1.51	1.52	1.52	1.56	1.60
Expenses including reductions	1.49	[6]	1.51	1.51	1.51	1.56	1.60
Net investment income	2.25	[6]	1.99	1.98	2.98	3.73	4.34
Portfolio turnover (%)	18		41	37	51	50	53

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       37

Class C Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$6.47		$6.47	$6.56	$6.71	$6.78	$6.47
Net investment income[2]	0.07		0.13	0.13	0.20	0.25	0.29
Net realized and unrealized gain (loss) on investments	0.01		0.01	(0.06)	(0.16)	(0.08)	0.32
Total from investment operations	0.08		0.14	0.07	0.04	0.17	0.61
Less distributions
From net investment income	(0.08)		(0.14)	(0.14)	(0.19)	(0.24)	(0.29)
From net realized gain	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.08)		(0.14)	(0.16)	(0.19)	(0.24)	(0.30)
Net asset value, end of period	$6.47		$6.47	$6.47	$6.56	$6.71	$6.78
Total return (%)[3,4]	1.17	[5]	2.24	1.12	0.59	2.64	9.64
Ratios and supplemental data
Net assets, end of period (in millions)	$287		$320	$413	$479	$565	$751
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[6]	1.51	1.52	1.52	1.56	1.60
Expenses including reductions	1.49	[6]	1.51	1.51	1.51	1.56	1.60
Net investment income	2.25	[6]	2.00	1.98	2.97	3.73	4.35
Portfolio turnover (%)	18		41	37	51	50	53

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       38

Class I Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$6.46		$6.46	$6.55	$6.69	$6.77	$6.46
Net investment income[2]	0.11		0.19	0.19	0.26	0.31	0.36
Net realized and unrealized gain (loss) on investments	—	[3]	0.02	(0.06)	(0.14)	(0.08)	0.33
Total from investment operations	0.11		0.21	0.13	0.12	0.23	0.69
Less distributions
From net investment income	(0.11)		(0.21)	(0.20)	(0.26)	(0.31)	(0.37)
From net realized gain	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.11)		(0.21)	(0.22)	(0.26)	(0.31)	(0.38)
Net asset value, end of period	$6.46		$6.46	$6.46	$6.55	$6.69	$6.77
Total return (%)[4]	1.67	[5]	3.27	2.14	1.76	3.54	10.83
Ratios and supplemental data
Net assets, end of period (in millions)	$1,949		$3,080	$3,175	$1,357	$1,148	$1,111
Ratios (as a percentage of average net assets):
Expenses before reductions	0.49	[6]	0.50	0.50	0.50	0.53	0.52
Expenses including reductions	0.49	[6]	0.49	0.50	0.50	0.53	0.52
Net investment income	3.23	[6]	3.02	2.96	3.97	4.75	5.36
Portfolio turnover (%)	18		41	37	51	50	53

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       39

Class R1 Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$6.49		$6.49	$6.59	$6.73	$6.80	$6.49
Net investment income[2]	0.08		0.15	0.15	0.22	0.27	0.32
Net realized and unrealized gain (loss) on investments	0.01		0.02	(0.07)	(0.15)	(0.07)	0.32
Total from investment operations	0.09		0.17	0.08	0.07	0.20	0.64
Less distributions
From net investment income	(0.09)		(0.17)	(0.16)	(0.21)	(0.27)	(0.32)
From net realized gain	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.09)		(0.17)	(0.18)	(0.21)	(0.27)	(0.33)
Net asset value, end of period	$6.49		$6.49	$6.49	$6.59	$6.73	$6.80
Total return (%)[3]	1.34	[4]	2.60	1.33	1.11	3.02	10.03
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$13	$15	$15	$17	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	[5]	1.16	1.16	1.16	1.19	1.19
Expenses including reductions	1.14	[5]	1.15	1.15	1.15	1.19	1.19
Net investment income	2.60	[5]	2.36	2.33	3.32	4.09	4.72
Portfolio turnover (%)	18		41	37	51	50	53

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       40

Class R2 Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$6.46		$6.46	$6.55	$6.70	$6.77	$6.46
Net investment income[2]	0.09		0.17	0.17	0.23	0.29	0.34
Net realized and unrealized gain (loss) on investments	—	[3]	0.01	(0.06)	(0.15)	(0.07)	0.33
Total from investment operations	0.09		0.18	0.11	0.08	0.22	0.67
Less distributions
From net investment income	(0.09)		(0.18)	(0.18)	(0.23)	(0.29)	(0.35)
From net realized gain	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.09)		(0.18)	(0.20)	(0.23)	(0.29)	(0.36)
Net asset value, end of period	$6.46		$6.46	$6.46	$6.55	$6.70	$6.77
Total return (%)[4]	1.47	[5]	2.86	1.58	1.35	3.34	10.61
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$14	$11	$7	$3	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	[7]	0.91	0.90	0.91	0.91	0.73
Expenses including reductions	0.88	[7]	0.90	0.90	0.90	0.91	0.73
Net investment income	2.86	[7]	2.62	2.59	3.52	4.38	5.11
Portfolio turnover (%)	18		41	37	51	50	53

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       41

Class R3 Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$6.47		$6.47	$6.56	$6.70	$6.78	$6.47
Net investment income[2]	0.09		0.16	0.16	0.23	0.28	0.32
Net realized and unrealized gain (loss) on investments	—	[3]	0.01	(0.06)	(0.15)	(0.09)	0.33
Total from investment operations	0.09		0.17	0.10	0.08	0.19	0.65
Less distributions
From net investment income	(0.09)		(0.17)	(0.17)	(0.22)	(0.27)	(0.33)
From net realized gain	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.09)		(0.17)	(0.19)	(0.22)	(0.27)	(0.34)
Net asset value, end of period	$6.47		$6.47	$6.47	$6.56	$6.70	$6.78
Total return (%)[4]	1.39	[5]	2.71	1.60	1.20	2.97	10.18
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$7	$3	$2	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[6]	1.06	1.04	1.06	1.09	1.10
Expenses including reductions	1.04	[6]	1.05	1.03	1.05	1.09	1.10
Net investment income	2.71	[6]	2.50	2.44	3.48	4.18	4.83
Portfolio turnover (%)	18		41	37	51	50	53

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       42

Class R4 Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$6.47		$6.47	$6.57	$6.71	$6.78	$6.47
Net investment income[2]	0.10		0.19	0.18	0.25	0.30	0.35
Net realized and unrealized gain (loss) on investments	—	[3]	0.01	(0.06)	(0.14)	(0.07)	0.32
Total from investment operations	0.10		0.20	0.12	0.11	0.23	0.67
Less distributions
From net investment income	(0.10)		(0.20)	(0.20)	(0.25)	(0.30)	(0.35)
From net realized gain	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.10)		(0.20)	(0.22)	(0.25)	(0.30)	(0.36)
Net asset value, end of period	$6.47		$6.47	$6.47	$6.57	$6.71	$6.78
Total return (%)[4]	1.60	[5]	3.11	1.83	1.62	3.52	10.51
Ratios and supplemental data
Net assets, end of period (in millions)	$151		$145	$139	$45	$11	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	[6]	0.76	0.76	0.76	0.79	0.81
Expenses including reductions	0.64	[6]	0.65	0.65	0.65	0.69	0.71
Net investment income	3.11	[6]	2.86	2.82	3.74	4.58	5.22
Portfolio turnover (%)	18		41	37	51	50	53

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       43

Class R5 Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$6.46		$6.46	$6.55	$6.70	$6.77	$6.47
Net investment income[2]	0.11		0.20	0.20	0.27	0.32	0.37
Net realized and unrealized gain (loss) on investments	—	[3]	0.01	(0.06)	(0.16)	(0.08)	0.31
Total from investment operations	0.11		0.21	0.14	0.11	0.24	0.68
Less distributions
From net investment income	(0.11)		(0.21)	(0.21)	(0.26)	(0.31)	(0.37)
From net realized gain	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.11)		(0.21)	(0.23)	(0.26)	(0.31)	(0.38)
Net asset value, end of period	$6.46		$6.46	$6.46	$6.55	$6.70	$6.77
Total return (%)[4]	1.70	[5]	3.32	2.19	1.66	3.74	10.68
Ratios and supplemental data
Net assets, end of period (in millions)	$21		$20	$13	$11	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45	[6]	0.46	0.46	0.46	0.48	0.50
Expenses including reductions	0.44	[6]	0.45	0.45	0.45	0.48	0.50
Net investment income	3.31	[6]	3.09	3.03	4.03	4.79	5.44
Portfolio turnover (%)	18		41	37	51	50	53

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       44

Class R6 Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$6.46		$6.46	$6.56	$6.70	$6.77	$6.46
Net investment income[2]	0.11		0.20	0.20	0.26	0.32	0.36
Net realized and unrealized gain (loss) on investments	0.01		0.02	(0.07)	(0.14)	(0.07)	0.33
Total from investment operations	0.12		0.22	0.13	0.12	0.25	0.69
Less distributions
From net investment income	(0.11)		(0.22)	(0.21)	(0.26)	(0.32)	(0.37)
From net realized gain	—		—	(0.02)	—	—	(0.01)
Total distributions	(0.11)		(0.22)	(0.23)	(0.26)	(0.32)	(0.38)
Net asset value, end of period	$6.47		$6.46	$6.46	$6.56	$6.70	$6.77
Total return (%)[3]	1.89	[4]	3.39	2.10	1.87	3.81	10.92
Ratios and supplemental data
Net assets, end of period (in millions)	$1,295		$288	$191	$175	$9	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.40	[5]	0.41	0.41	0.41	0.44	0.45
Expenses including reductions	0.38	[5]	0.38	0.38	0.39	0.42	0.45
Net investment income	3.39	[5]	3.15	3.10	3.88	4.83	5.39
Portfolio turnover (%)	18		41	37	51	50	53

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       45

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       46

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$1,061,453,834	—	$1,061,453,834	—
Corporate bonds	1,895,971,611	—	1,895,971,611	—
Convertible bonds	54,666,169	—	54,666,169	—
Capital preferred securities	73,353,232	—	73,353,232	—
Term loans	346,998,174	—	346,998,174	—
Collateralized mortgage obligations	344,408,223	—	344,408,223	—
Asset backed securities	221,107,656	—	221,107,656	—
Common stocks	—	—	—	—
Preferred securities	257,616,694	$240,017,854	17,598,840	—
Short-term investments	127,353,000	—	127,353,000	—
Total investments in securities	$4,382,928,593	$240,017,854	$4,142,910,739	—
Derivatives:
Assets
Futures	$4,665,514	$4,665,514	—	—
Forward foreign currency contracts	51,931,725	—	$51,931,725	—
Liabilities
Forward foreign currency contracts	(15,616,834)	—	(15,616,834)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       47

generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       48

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended November 30, 2017, the fund had no borrowings under either line of credit. Commitment fees for the six months ended November 30, 2017 were $9,280.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2017, the fund has a short-term capital loss carryfoward of $55,464,333 and a long-term capital loss carryforward of $39,867,647 available to offset future net realized capital gains. These carryforwards do not expire.

As of May 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities, contingent payment debt instruments and dividends payable.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality,

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       49

the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities as Cash segregated at custodian for OTC derivative contracts. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange.

Collateral or margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded futures is detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts. Securities pledged by the fund for exchange-traded transactions, if any, are identified in the Fund of investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2017, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging from $604.0 million to $938.9 million, as measured at each quarter end.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       50

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $1.4 billion to $2.1 billion, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended November 30, 2017, the fund used purchased options to manage against anticipated changes in currency exchange rates. The fund held purchased options with market values ranging up to approximately $175,000, as measured at each quarter end. There were no open purchased options contracts as of November 30, 2017.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	$4,665,514	—
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	51,931,725	($15,616,834)
Total			$56,597,239	($15,616,834)
† Reflects cumulative appreciation/depreciation on futures as disclosed in the Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       51

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The fund's exposure to counterparties subject to an ISDA is comprised of forward foreign currency assets and liabilities amounting to $51,931,725 and $15,616,834, respectively. The table below reflects the fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Australia and New Zealand Banking Group	$5,333,222	$4,560,000	—	$773,222
Bank of Nova Scotia	(691,255)	—	—	(691,255)
Citibank N.A.	172,582	172,582	—	—
Goldman Sachs Bank USA	(1,523,517)	—	$1,350,000	(173,517)
HSBC Bank USA	9,002,318	7,960,000	—	1,042,318
Royal Bank of Canada	(1,223,859)	—	1,000,000	(223,859)
State Street Bank and Trust Company	25,322,386	25,322,386	—	—
Toronto Dominion Bank	(76,986)	—	—	(76,986)
Totals	$36,314,891	$38,014,968	$2,350,000	$649,923

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2017:

Statement of operations location - net realized gain (loss) on:
Risk	Investments and foreign currency transactions [1]	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	($1,206,208)	—	($58,673,063)	($59,879,271)
Interest rate	—	($1,818,020)	—	($1,818,020)
Total	($1,206,208)	($1,818,020)	($58,673,063)	($61,697,291)
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2017:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Investments and translation of assets and liabilities in foreign currencies [1]	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	$1,031,244	—	$40,538,146	$41,569,390
Interest rate	—	$8,565,728	—	$8,565,728
Total	$1,031,244	$8,565,728	$40,538,146	$50,135,118
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       52

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund's average daily net assets; (b) 0.45% of the next $150 million of the fund's average daily net assets; (c) 0.40% of the next $250 million of the fund's average daily net assets; (d) 0.35% of the next $150 million of the fund's average daily net assets; and (e) 0.30% of the fund's average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to October 1, 2017, the Advisor contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, to the extent they exceeded 0.00% of average annual net assets attributable to Class R6 shares.

For the six months ended November 30, 2017, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$26,934	Class R3	$279
Class B	2,686	Class R4	6,107
Class C	12,518	Class R5	893
Class I	84,977	Class R6	100,199
Class R1	528	Total	$235,546
Class R2	425

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2017 were equivalent to a net annual effective rate of 0.31% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       53

accounting and legal services fees incurred for the six months ended November 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $74,164 for Class R4 shares for the six months ended November 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $384,684 for the six months ended November 30, 2017. Of this amount, $52,380 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $306,676 was paid as sales commissions to broker-dealers and $25,628 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2017, CDSCs received by the Distributor amounted to $3,024, $23,303 and $4,878 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       54

Class level expenses. Class level expenses for the six months ended November 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$982,197	$365,053
Class B	326,735	36,446
Class C	1,521,752	169,650
Class I	—	1,125,263
Class R1	48,131	779
Class R2	25,523	617
Class R3	21,977	411
Class R4	257,541	9,021
Class R5	5,258	1,323
Class R6	—	76,955
Total	$3,189,114	$1,785,518

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,749,130	3	1.250%	$286

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2017 and for the year ended May 31, 2017 were as follows:

		Six months ended 11-30-17		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,124,918	$39,719,683	13,486,507	$87,245,033
Distributions reinvested	1,343,970	8,715,958	3,300,025	21,366,420
Repurchased	(13,068,074)	(84,792,123)	(54,050,559)	(348,569,343)
Net decrease	(5,599,186)	($36,356,482)	(37,264,027)	($239,957,890)
Class B shares
Sold	12,874	$83,574	90,534	$585,866
Distributions reinvested	105,021	681,127	259,113	1,677,873
Repurchased	(2,148,218)	(13,933,552)	(4,546,324)	(29,371,459)
Net decrease	(2,030,323)	($13,168,851)	(4,196,677)	($27,107,720)

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       55

		Six months ended 11-30-17		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class C shares
Sold	676,569	$4,388,003	2,295,543	$14,894,380
Distributions reinvested	490,074	3,178,319	1,094,768	7,086,580
Repurchased	(6,341,832)	(41,138,130)	(17,780,529)	(114,839,142)
Net decrease	(5,175,189)	($33,571,808)	(14,390,218)	($92,858,182)
Class I shares
Sold	30,744,442	$199,012,327	127,055,771	$821,163,860
Distributions reinvested	4,960,681	32,113,399	9,692,073	62,615,486
Repurchased	(211,056,213)	(1,365,479,213)	(151,407,305)	(976,501,725)
Net decrease	(175,351,090)	($1,134,353,487)	(14,659,461)	($92,722,379)
Class R1 shares
Sold	252,526	$1,644,096	564,978	$3,672,915
Distributions reinvested	20,951	136,295	46,790	303,834
Repurchased	(334,105)	(2,174,271)	(941,860)	(6,106,309)
Net decrease	(60,628)	($393,880)	(330,092)	($2,129,560)
Class R2 shares
Sold	280,162	$1,815,337	885,447	$5,737,775
Distributions reinvested	19,013	123,099	50,592	326,886
Repurchased	(999,660)	(6,483,653)	(423,200)	(2,723,925)
Net increase (decrease)	(700,485)	($4,545,217)	512,839	$3,340,736
Class R3 shares
Sold	202,647	$1,314,686	768,251	$4,955,653
Distributions reinvested	14,370	93,191	19,939	128,806
Repurchased	(127,077)	(824,835)	(246,413)	(1,587,400)
Net increase	89,940	$583,042	541,777	$3,497,059
Class R4 shares
Sold	2,109,779	$13,682,749	3,760,286	$24,345,798
Distributions reinvested	361,674	2,346,091	674,838	4,369,156
Repurchased	(1,553,556)	(10,075,406)	(3,545,607)	(22,922,025)
Net increase	917,897	$5,953,434	889,517	$5,792,929
Class R5 shares
Sold	777,690	$5,039,058	2,051,090	$13,229,501
Distributions reinvested	55,107	356,850	75,557	487,829
Repurchased	(634,184)	(4,102,230)	(1,192,150)	(7,680,023)
Net increase	198,613	$1,293,678	934,497	$6,037,307
Class R6 shares
Sold	196,701,060	$1,273,983,490	22,772,471	$147,708,151
Distributions reinvested	935,070	6,060,318	1,264,171	8,164,365
Repurchased	(41,983,297)	(271,843,595)	(8,988,783)	(58,228,560)
Net increase	155,652,833	$1,008,200,213	15,047,859	$97,643,956
Total net decrease	(32,057,618)	($206,359,358)	(52,913,986)	($338,463,744)

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       56

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $792,875,363 and $1,153,137,906, respectively, for the six months ended November 30, 2017.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       57

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider offund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       58

determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services . Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's intitiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance . In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       59

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if an, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, five- and ten-year periods and underperformed its benchmark index for the three-year period ended December 31, 2016. The Board also noted that the fund outperformed its peer group average for the five- and ten-year periods and underperformed its peer group average for the one- and three-year periods ended December 31, 2016. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group for the five- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or generally outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses . The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits . In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       60

(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale . In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       61

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services . With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation . In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees . The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance . As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       62

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or generally outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       63

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       64

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF418657	91SA 11/17 1/18

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2018